General and administrative expenses - Summary of General and administrative expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Staff costs	$ (53,269,597)	$ (11,257,729)	$ (4,110,436)
Professional fees	(8,775,977)	(1,603,846)	(1,487,090)
Technology costs	(3,783,868)	(1,033,047)	(708,308)
Customer experience costs	(1,856,056)	(104,743)	(264,903)
Travel and accommodation	(1,428,566)	(394,572)	(67,482)
Rent expense	(720,462)	(130,532)	(192,898)
Expansion expenses	(387,037)	(35,704)	(421,700)
Depreciation of property and equipment	(182,402)	(123,603)	(20,276)
Depreciation of right-of-use assets	(541,218)	(363,809)	(232,791)
Insurance	(521,876)	(202,840)
Outsourced employees expense	(437,478)	(517,695)	(59,242)
Entertainment	(187,776)	(39,789)	(56,346)
Utilities	(271,436)	(631,360)	(267,445)
Foreign exchange losses	(628,061)	(8,430)	54,079
Amortization of intangible assets	(15,963)	0
Bank charges	(8,052)	(54,613)	(50,450)
Other expenses	(1,703,121)	(2,081,423)	(2,872,249)
General and administrative expenses	$ (74,718,946)	$ (18,583,735)	$ (10,757,537)